As filed with the Securities and Exchange Commission on April 29, 2020.
1933 Act File No. 33-65572
1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___
Post-Effective Amendment No. 178
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 179

USAA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

15935 La Cantera Parkway, San Antonio, TX 78256
(Address of Principal Executive Offices) (Zip Code)
(216) 898-2526
Registrant’s Telephone Number, including Area Code
Erin G. Wagner, Secretary
USAA MUTUAL FUNDS TRUST
15935 La Cantera Parkway
San Antonio, TX 78256
(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485
□	immediately upon filing pursuant to paragraph (b)
☒	on (May 1, 2020), pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
□	75 days after filing pursuant to paragraph (a)(2)
□	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
□	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Explanatory Note

Part C

Signature Page

EXPLANATORY NOTE

This Post-Effective Amendment No. 178 to the Registration Statement on Form N-1A for USAA Mutual Funds Trust ("Registrant") incorporates by reference Registrant's Prospectuses and Statements of Additional Information contained in the Registrant's filing pursuant to Rule 485(b) under the Securities Act of 1933 and Investment Company Act of 1940, which was filed with the Securities and Exchange Commission ("SEC") on April 28, 2020 (SEC Accession No. 0001683863-20-006300). This Post-Effective Amendment is being filed for the purpose of including a signature page to the Post-Effective Amendment that was filed on April 28, 2020.

USAA MUTUAL FUNDS TRUST
PART C. OTHER INFORMATION
Exhibits
USAA Mutual Funds Trust Third Amended and Restated Master Trust Agreement dated September 22, 2015, is incorporated herein by reference to Exhibit (a)(i) of Post-Effective Amendment No. 127 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on July 28, 2016 (hereinafter referred to as PEA 127).
USAA Mutual Funds Trust Fourth Amended and Restated Master Trust Agreement dated February 25, 2016, is incorporated herein by reference to Exhibit (a)(ii) of PEA 127.
Second Amended and Restated By-Laws dated September 22, 2015, is incorporated herein by reference to Exhibit (b)(i) of PEA 127.
Investment Advisory Agreement between USAA Mutual Funds Trust and Victory Capital Management Inc. (“VCM”) is incorporated herein by reference to Exhibit (D) of Post-Effective Amendment No. 166 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on July 1, 2019 (hereinafter referred to as PEA 166).
Investment Subadvisory Agreement between VCM and Loomis Sayles dated July 1, 2019, is incorporated herein by reference to Exhibit (D) of Post-Effective Amendment No. 174 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on November 27, 2019, (hereinafter referred to as PEA 174).
Investment Subadvisory Agreement between VCM and MFS dated July 1, 2019, is incorporated herein by reference to Exhibit (D) of PEA 174.
Investment Subadvisory Agreement between VCM and Wellington Management dated July 1, 2019, is incorporated herein by reference to Exhibit (D) of PEA 174.
Investment Subadvisory Agreement between VCM and The Renaissance Group, LLC dated July 1, 2019, is incorporated herein by reference to Exhibit (D) of PEA 174.
Investment Subadvisory Agreement between VCM and Granahan Investment Management, Inc. dated July 1, 2019, is incorporated herein by reference to Exhibit (d) of PEA 174.
Investment Subadvisory Agreement between VCM and Brandes Investment Partners, L.P., dated July 1, 2019, is incorporated herein by reference to Exhibit (D) of PEA 174.
Investment Subadvisory Agreement between VCM and Lazard Asset Management dated July 1, 2019, is incorporated herein by reference to Exhibit (D) of PEA 174.
Investment Subadvisory Agreement between VCM and ClariVest Asset Management LLC dated July 1, 2019, is incorporated herein by reference to Exhibit (D) of PEA 174.
Investment Subadvisory Agreement between VCM and Northern Trust Investments, N.A. dated July 1, 2019, is incorporated herein by reference to Exhibit (D) of PEA 174.
Investment Subadvisory Agreement between VCM and Epoch Investment Partners, Inc. dated July 1, 2019, is incorporated herein by reference to Exhibit (D) of PEA 174.
Letter Agreement Advisory Fee Waiver for Managed Allocation Fund is incorporated herein by reference to Exhibit (D) of Post-Effective Amendment No. 168 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on July 29, 2019 (hereinafter referred to as PEA 168).
Distribution Agreement between USAA Mutual Funds Trust and Victory Capital Advisers, Inc. is incorporated herein by reference to Exhibit (E) of PEA 166.
Global Custodial Services Agreement USAA Mutual Funds Trust is incorporated herein by reference to Exhibit (G) of PEA 166.
Transfer Agency Agreement is incorporated herein by reference to Exhibit (H) of PEA 166.
Fund Administration, Servicing and Accounting Agreement is incorporated herein by reference to Exhibit (H) of PEA 166.
Agreement and Plan of Conversion and Termination with respect to USAA Mutual Fund, Inc. is incorporated herein by reference to Exhibit (h)(iii) of Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on September 29, 2006 (hereinafter referred to as PEA 21).
Agreement and Plan of Conversion and Termination with respect to USAA Investment Trust is incorporated herein by reference to Exhibit (h)(iv) of PEA 21.
Agreement and Plan of Conversion and Termination with respect to USAA Tax Exempt Fund, Inc. is incorporated herein by reference to Exhibit (h)(v) of PEA 21.
Global Securities Lending Agency Agreement dated February 14, 2017, is incorporated herein by reference to Exhibit (H)(XXX) of Post-Effective Amendment No. 148 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on November 27, 2017 (hereinafter referred to as PEA 148).
Amendment No. 1 to Global Lending Agency Agreement dated August 10, 2017, is incorporated herein by reference to Exhibit (H)(XXXI) of PEA 148.

Amendment No. 2 to Global Lending Agency Agreement dated October 19, 2017, Amendment No. 1 to Global Lending Agency Agreement dated August 10, 2017, is incorporated herein by reference to Exhibit (H)(XXXII) of PEA 148.
Expense Limitation Agreement is incorporated herein by reference to Exhibit (H) of PEA 166.
Amendment No. 1 to the Expense Limitation agreement is incorporated here by reference to Exhibit (h) of PEA 177.
Opinion and Consent of Counsel with respect to the USAA Mutual Funds Trust May 31 fiscal year end funds and all relevant share classes is incorporated herein by reference to Exhibit (I) of PEA 171.
Opinion and Consent of Counsel with respect to the USAA Mutual Funds Trust July 31 fiscal year end funds is incorporated herein by reference to Exhibit (I) of PEA 174.
Opinion and Consent of Counsel with respect to the USAA Mutual Funds Trust December 31 fiscal year end funds and all relevant share classes is incorporated herein by reference to Exhibit (I) of PEA 177.
Opinion and Consent of Counsel with respect to the USAA Mutual Funds Trust March 31 fiscal year end funds and all relevant share classes is incorporated herein by reference to Exhibit (I) of PEA 168.
Opinion and Consent of Counsel with respect to Extended Market Index Fund, Nasdaq-100 Fund, and 500 Index Fund and all relevant share classes is incorporated herein by reference to Exhibit (I) of PEA 166.
Consent of Independent Registered Public Accounting Firm with respect to the USAA Mutual Funds Trust 5/31 fiscal year end funds is incorporated herein by reference to Exhibit (J) of PEA 171.
Consent of Independent Registered Public Accounting Firm with respect to the USAA Mutual Funds Trust July 31 fiscal year end funds is incorporated herein by reference to Exhibit (J) of PEA 174.
Consent of Independent Registered Public Accounting Firm with respect to the USAA Mutual Funds Trust December 31 fiscal year end funds is incorporated herein by reference to Exhibit (j) of PEA 177.
Consent of Independent Registered Public Accounting Firm with respect to the USAA Mutual Funds Trust March 31 fiscal year end funds and all relevant share classes is incorporated herein by reference to Exhibit (J) of PEA 168.
Subscriptions and Investment Letters
Subscription and Investment Letter for Global Opportunities Fund is incorporated herein by reference to Exhibit (l) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on September 26, 2008 (hereinafter referred to as PEA 40).
Subscription and Investment Letter for Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund is incorporated herein by reference to Exhibit (l) of PEA 40.
Subscription and Investment Letter for Managed Allocation Fund is incorporated herein by reference to Exhibit (L) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on February 26, 2010.
Subscription and Investment Letter for Ultra Short-Term Bond Fund and Real Return Fund is incorporated herein by reference to Exhibit (L) of Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on November 24, 2010.
Subscription and Investment Letter for Cornerstone Conservative Fund, Cornerstone Moderately Conservative Fund, Cornerstone Aggressive Fund, and Cornerstone Equity Fund is incorporated herein by reference to Exhibit (L) of Post-Effective Amendment No. 78 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on July 27, 2012.
Subscription and Investment Letter for Flexible Income Fund (Fund Shares, Adviser Shares and Institutional Shares) and Target Retirement 2060 Fund dated July 12, 2013, is incorporated herein by reference to Exhibit (L) of Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on July 26, 2013.
Subscription and Investment Letter for Target Managed Allocation Fund and Global Equity Income Fund (Fund Shares and Institutional Shares) dated August 7, 2015, is incorporated herein by reference to Exhibit (L) of Post-Effective Amendment No. 124 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on April 29, 2016.
12b-1 Plans is incorporated herein by reference to Exhibit (M) of Post-Effective Amendment No. 53 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on May 28, 2010.
Amended Schedule A Pursuant to 12b-1 Plans. 12b-1 Plans is incorporated herein by reference to Exhibit (M) of Post-Effective Amendment No. 155 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on August 15, 2018 (hereinafter referred to as PEA 155).
18f-3 Plans
Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 USAA Mutual Funds Trust (500 Index Fund) is incorporated herein by reference to Exhibit (n)(i) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on April 29, 2009.

Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 USAA Mutual Funds Trust is incorporated herein by reference to Exhibit (N) of PEA 155.
Code of Ethics
Victory Capital Management Inc., Effective July 1, 2019, is incorporated herein by reference to Exhibit (P) of PEA 174.
Northern Trust Investments dated April 1, 2016, is incorporated herein by reference to Exhibit (p)(ii) of PEA 127.
Wellington Management Company LLP dated April 30, 2017, is incorporated herein by reference to Exhibit (P) of Post-Effective Amendment No. 143 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on July 28, 2017.
Loomis, Sayles & Company, L.P. dated April 18, 2018 is incorporated herein by reference to Exhibit (P)(V) of Post-Effective Amendment No. 158 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on September 27, 2018 (hereinafter referred to as PEA 158).
MFS Investment Management dated April 30, 2018, is incorporated herein by reference to Exhibit (P)(VII) of PEA 158.
Renaissance Investment Management December 29, 2017, is incorporated herein by reference to Exhibit (P)(VIII) of Post-Effective Amendment No. 151 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on April 26, 2018.
Granahan Investment Management, Inc., October 25, 2013, is incorporated herein by reference to Exhibit (P) of Post-Effective Amendment No. 101 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on July 27, 2014.
Lazard Asset Management dated April 1, 2016, is incorporated herein by reference to Exhibit (p)(xv) of PEA 127
Brandes Investment Partners, L.P. is incorporated herein by reference to Exhibit (P) of Post-Effective Amendment No. 84 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on November 28, 2012.
ClariVest Asset Management LLC is incorporated herein by reference to Exhibit (P)(XVII) of PEA 148.
Powers of Attorney
Powers of Attorney for Christopher K. Dryer, Michael Reimherr, Robert L. Mason, Barbara B. Ostdiek, Paul L. McNamara, Dawn M. Hawley, Jefferson C. Boyce, Richard Y. Newton, III, Daniel S. McNamara, and James K. De Vries dated June 13, 2019, is incorporated herein by reference to Exhibit (Q) of PEA 166.
Power of Attorney for David C. Brown dated July 10, 2019, is incorporated herein by reference to Exhibit (Q) of PEA 168.
Power of Attorney for John C. Walters dated September 25, 2019, is incorporated herein by reference to Exhibit (Q) of Post-Effective Amendment No. 171 to Registrant's Registration Statement on Form N-1A (File No. 811-7852), electronically filed with the SEC on September 27, 2019 (hereinafter referred to as PEA No. 171).
Item 29.    Persons Controlled by or Under Common Control with the Fund
Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned “Trustees and Officers of the Trust” in the Statement of Additional Information (“SAI”).
Item 30.    Indemnification
Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:
(a)	The Trustee and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser, and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error, or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940, as amended (the “1940 Act”) or the Securities Act of 1933 (the “Securities Act”).
(b)	Indemnification Provisions under Agreement and Declaration of Trust. Under Article VI of the Registrant’s Agreement and Declaration of Trust, each of its Trustees and officers or any person serving at the Registrant’s request as directors, officers, or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director, or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office (such conduct referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.
Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Fund of the Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.
As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion. Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
Insofar as indemnification for liabilities arising under the Securities Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the Registrant’s Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
Item 31.    Business and Other Connections of the Investment Adviser
Information pertaining to business and other connections of the Registrant’s investment adviser is hereby incorporated by reference to the section of the Prospectus captioned “Fund Management” and to the section of the SAI captioned “Trustees and Officers of the Trust.”
With respect to certain funds of the Registrant, Victory Capital Management Inc. currently engages the following subadvisers:
(a)	Wellington Management Company LLP (“Wellington Management”), located at 75 State Street, Boston, Massachusetts 02109, serves as a subadviser to the Science & Technology Fund, Small Cap Stock Fund, and International Fund. The information required by this Item 31 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management’s current Form ADV as amended and filed with the SEC.
(b)	Loomis, Sayles & Company, L.P. (“Loomis Sayles”), located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Growth Fund. The information required by this Item 31 with respect to each director and officer of Loomis Sayles is incorporated herein by reference to Loomis Sayles’ current Form ADV as amended and filed with the SEC.

(c)	MFS Investment Management (“MFS”), located at 111 Huntington, Boston, Massachusetts 02199, serves as a subadviser to the World Growth Fund. The information required by this Item 31 with respect to each director and officer of MFS is incorporated herein by reference to MFS’s current Form ADV as amended and filed with the SEC and is incorporated herein by reference.
(d)	Renaissance Investment Management (“Renaissance”), located at 625 Eden Park Drive, Suite 1200, Cincinnati, Ohio 45202, serves as a subadviser to the Growth Fund. The information required by this Item 31 with respect to each director and officer of Renaissance is incorporated herein by reference to Renaissance’s current Form ADV as amended and filed with the SEC.
(e)	Granahan Investment Management, Inc. (“Granahan”), located at 404 Wyman St. Suite 270, Waltham MA 02451, serves as a subadviser to the Small Cap Stock Fund. The information required by this Item 31 with respect to each director and officer of Granahan is incorporated herein by reference to Granahan’s current Form ADV as amended and filed with the SEC.
(f)	Lazard Asset Management (“Lazard”), located at 30 Rockefeller Plaza, New York, New York 10112-6300, serves as a subadviser to the Emerging Markets Fund and International Fund. The information required by this Item 31 with respect to each director and officer of Lazard is incorporated herein by reference to Lazard’s current Form ADV as amended and filed with the SEC.
(g)	Brandes Investment Partners, L.P. (“Brandes”), located at 11988 El Camino Real, San Diego, California 92130, serves as a subadviser to the Emerging Markets Fund. The information required by this Item 26 with respect to each director and officer of Brandes is incorporated herein by reference to Brandes’ current Form ADV as amended and filed with the SEC.
(h)	ClariVest Asset Management LLC (“ClariVest”), located at 3611 Valley Centre Drive, Suite 100, San Diego, CA 92130, serves as a subadviser to the Small Cap Stock Fund. The information required by this Item 31 with respect to each director and officer of ClariVest is incorporated herein by reference to ClariVest’s current Form ADV as amended and filed with the SEC.
(i)	Northern Trust Investments, N.A. (“NTI”), located at 50 S. LaSalle Street, Chicago, Illinois 60603, serves as a subadviser to the Growth and Tax Strategy Fund. The information required by this Item 31 with respect to each director and officer of NTI is incorporated herein by reference to NTI’s current Form ADV as amended and filed with the SEC.
Item 32.    Principal Underwriters
(a)	Victory Capital Advisers, Inc. (“VCA”) acts as principal underwriter and distributor of the Registrant’s shares on a best-efforts basis and receives no fee or commission for its underwriting services. Effective on or about June 30, 2020, the principal underwriter and distributor’s name will change to Victory Capital Services, Inc.
(b)	Following is information concerning directors and executive officers of VCA.

Name and Principal	Business Address	Position and Offices with VCA	Position and Offices with Registrant
David C. Brown	4900 Tiedeman Rd Brooklyn, OH 44144	Director	Trustee
Michael D. Policarpo, II	4900 Tiedeman Rd Brooklyn, OH 44144	Director	None
Susan Woodward	4900 Tiedeman Rd Brooklyn, OH 44144	Chief Compliance Officer	None
Christopher Dyer	4900 Tiedeman Rd Brooklyn, OH 44144	Chief Operations Officer	President
Nina Gupta	4900 Tiedeman Rd Brooklyn, OH 44144	Director, Chief Legal Officer and Secretary	None
Donald Inks	4900 Tiedeman Rd Brooklyn, OH 44144	President and Principal Operations Officer	None
Christopher Ponte	4900 Tiedeman Rd Brooklyn, OH 44144	Principal Financial Officer, Treasurer	None
(c) Not Applicable

Item 33.    Location of Accounts and Records
The following entities prepare, maintain, and preserve the records required by Section 31(a) of the 1940 for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the rules and regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.
Victory Capital Management Inc. 15935 La Cantera Pkwy, Building 2 San Antonio, Texas 78256	Citibank, N.A. 388 Greenwich St. New York, NY 10013
Victory Capital Advisers, Inc. 4900 Tiedeman Road Brooklyn, Ohio 44144
Wellington Management Company LLP
75 State Street
Boston, Massachusetts 02109
(records relating to its functions as a subadviser with respect to the Science & Technology Fund, Small Cap Stock Fund, and International Fund)
Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111
(records relating to its functions as a subadviser with respect to the Growth Fund)
MFS Investment Management
111 Huntington Avenue
Boston, Massachusetts 02199
(records relating to its functions as a subadviser with respect to the World Growth Fund)
Renaissance Investment Management
625 Eden Park Drive, Suite 1200
Cincinnati, Ohio 45202
(records relating to its functions as a subadviser with respect to the Growth Fund)
Granahan Investment Management, Inc.
275 Wyman St. Suite 270
Waltham, MA 02451
(records relating to its functions as a subadviser with respect to the Small Cap Stock Fund)
Lazard Asset Management
30 Rockefeller Plaza
New York, NY 10112-6300
(records relating to its functions as a subadviser with respect to the Emerging Markets Fund and International Fund)
Brandes Investment Partners, L.P.
11988 El Camino Real
San Diego, CA 92130
(records relating to its functions as a subadviser with respect to the Emerging Markets Fund)
ClariVest Asset Management LLC
3611 Valley Centre Drive, Suite 100
San Diego, CA 92130
(records relating to its functions as a subadviser with respect to the Small Cap Stock Fund)
Northern Trust Investments, Inc.
50 S. LaSalle Street

Chicago, Illinois 60603
(records relating to its functions as a subadviser with respect to the Growth and Tax Strategy Fund)
Item 34.    Management Services
Not Applicable.
Item 35.    Undertakings
None.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act,  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of San Antonio, and state of Texas, on the 29th day of April, 2020.
USAA Mutual Funds Trust
By: *

Christopher K. Dryer
President
Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.
(Signature)	(Title)	(Date)
*Christopher K. Dryer	President (Principal Executive Officer)	April 29, 2020
* James K. De Vries	Treasurer (Principal Financial and Accounting Officer)	April 29, 2020
* Daniel S. McNamara	Chairman of the Board of Trustees	April 29, 2020
* David C. Brown	Trustee	April 29, 2020
* Robert L. Mason	Trustee	April 29, 2020
* Dawn M. Hawley	Trustee	April 29, 2020
* Jefferson C. Boyce	Trustee	April 29, 2020
* Paul L. McNamara	Trustee	April 29, 2020
* Richard Y. Newton III	Trustee	April 29, 2020
* Barbara B. Ostdiek	Trustee	April 29, 2020
* Michael F. Reimherr	Trustee	April 29, 2020
* John C. Walters	Trustee	April 29, 2020
*By : Erin G. Wagner

*	Erin G. Wagner, under the Powers of Attorney dated June 13, 2019, July 10, 2019, and September 25, 2019, incorporated herein and filed under Post-Effective Amendment Nos. 166, 168, and 171 with the Securities and Exchange Commission on July 1, 2019, July 29, 2019, and September 27, 2019.